Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated March 27, 2026 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 30, 2025, as supplemented
Removal of Sub-Adviser
Effective immediately, Engelhart CTP Commodity Trading US, LLC (“Engelhart”) no longer serves as a sub‑adviser to the Fund. The Fund’s assets managed by Engelhart have been re‑allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub‑advisers or to BAIA to manage directly. Accordingly, all references to Engelhart in the Fund’s Prospectus are removed.
Shareholders should retain this Supplement for future reference.

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated March 27, 2026 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Statement of Additional Information, dated July 30, 2025, as supplemented

Removal of Sub-Adviser

Effective immediately, Engelhart CTP Commodity Trading US, LLC (“Engelhart”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by Engelhart have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. Accordingly, all references to Engelhart in the Fund’s Statement of Additional Information are removed.

Shareholders should retain this Supplement for future reference.